Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Total Current Assets
TOTAL ASSETS
Accounts payable and accrued expenses	33,342	890
Due to related party	6,452
Current liabilities
Accounts payable and accrued expenses	33,342	890
Due to related party	6,452
TOTAL LIABILITIES	39,794	890
Commitments and Contingencies
SHAREHOLDERS’ DEFICIT
Common stock, value
Additional paid-in capital	100	100
Stock subscription receivable	(100)	(100)
Accumulated deficit	(39,794)	(890)
Total Stockholder’s Deficit	(39,794)	(890)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT
COLOMBIER ACQUISITION CORP. II
Current assets
Cash	442,670	905,040	$ 1,292,907
Prepaid insurance	143,105	198,520	222,270
Prepaid expenses	131,296	142,033	22,816
Total Current Assets	717,071	1,245,593	1,537,993
Long term prepaid insurance			197,912
Marketable securities held in Trust Account	179,494,845	177,634,717	170,856,457
TOTAL ASSETS	180,211,916	178,880,310	172,592,362
Accrued expenses	2,115,119	734,555	119,357
Accrued offering costs			85,716
Current liabilities
Accrued expenses	2,115,119	734,555	119,357
Accrued offering costs			85,716
Total Current liabilities	2,115,119	734,555	205,073
Deferred underwriting fee payable	5,950,000	5,950,000	5,950,000
TOTAL LIABILITIES	8,065,119	6,684,555	6,155,073
Commitments and Contingencies
SHAREHOLDERS’ DEFICIT
Preferred shares, value
Additional paid-in capital
Accumulated deficit	(7,348,473)	(5,439,387)	(3,563,136)
Total Stockholder’s Deficit	(7,348,048)	(5,438,962)	(3,562,711)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	180,211,916	178,880,310	172,592,362
Class A Ordinary Shares | COLOMBIER ACQUISITION CORP. II
Current liabilities
Ordinary Shares subject to possible redemption value	179,494,845	177,634,717	170,000,000
SHAREHOLDERS’ DEFICIT
Common stock, value	425	425
Class B Ordinary Shares | COLOMBIER ACQUISITION CORP. II
SHAREHOLDERS’ DEFICIT
Common stock, value
Previously Reported | Class A Ordinary Shares | COLOMBIER ACQUISITION CORP. II
SHAREHOLDERS’ DEFICIT
Common stock, value
Previously Reported | Class B Ordinary Shares | COLOMBIER ACQUISITION CORP. II
SHAREHOLDERS’ DEFICIT
Common stock, value		$ 425	$ 425